Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2024 $	December 31, 2023 $
U.S. Dollar-denominated Revolving Credit Facility due in 2026	165,000	190,000
U.S. Dollar-denominated Term Loans and Bonds due from 2026 to 2030	724,874	662,255
Norwegian Krone-denominated Bonds due from 2025 to 2026	175,646	196,610
Euro-denominated Term Loan	—	27,409
Total principal	1,065,520	1,076,274
Unamortized discount and debt issuance costs	(5,981)	(8,252)
Total debt	1,059,539	1,068,022
Less current portion	(177,093)	(107,820)
Long-term debt	882,446	960,202